New Standards and Interpretations - Impacts of Adoption of IFRS 15 Standard (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	$ 95,584	$ 88,827	$ 81,405
Cost of sales	(61,517)	(60,147)	(55,417)
Gross profit	34,067	28,680	25,988
Income before finance income (expense), results in equity-accounted investments and income taxes	17,432	$ 11,219	$ 4,308
Agent [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	2,560
Cost of sales	(2,560)
Others [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	(24)
Gross profit	(24)
Income and expenses	24
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	95,584
Cost of sales	(61,517)
Gross profit	34,067
Income and expenses	(16,635)
Income before finance income (expense), results in equity-accounted investments and income taxes	17,432
Increase (decrease) due to application of IFRS 15 [member] | Breakage [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	(273)
Cost of sales	20
Gross profit	(253)
Income and expenses	253
Financial effect prior to adoption of IFRS [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	97,847
Cost of sales	(64,057)
Gross profit	33,790
Income and expenses	(16,358)
Income before finance income (expense), results in equity-accounted investments and income taxes	$ 17,432